Short-Term Borrowings (Narrative) (Details) - CAD ($) $ in Millions		12 Months Ended
	Jun. 19, 2018	Aug. 31, 2018
Disclosure of detailed information about borrowings [line items]
Proceeds received from accounts receivable securitization	$ 40	$ 40
Maximum [Member]
Disclosure of detailed information about borrowings [line items]
Trade receivables maximum	$ 100